Summary of Significant Accounting Policies - Schedule of Disaggregates the Group's Revenue (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregates the Group
Total revenue	¥ 9,563,103	¥ 17,378,596
Packaged tour service [Member]
Schedule of Disaggregates the Group
Total revenue	8,178,216	15,413,411
Packaged tour service [Member] | Domestic [Member]
Schedule of Disaggregates the Group
Total revenue	539,801
Packaged tour service [Member] | Oversea [Member]
Schedule of Disaggregates the Group
Total revenue	7,638,415	15,413,411
Customized chartered bus service [Member]
Schedule of Disaggregates the Group
Total revenue	1,184,451	1,588,793
Customized chartered bus service [Member] | Domestic [Member]
Schedule of Disaggregates the Group
Total revenue	161,253	165,455
Customized chartered bus service [Member] | Oversea [Member]
Schedule of Disaggregates the Group
Total revenue	1,023,198	1,423,338
Commute shuttle service [Member]
Schedule of Disaggregates the Group
Total revenue	200,436	376,392
Commute shuttle service [Member] | Domestic [Member]
Schedule of Disaggregates the Group
Total revenue	¥ 200,436	¥ 376,392